Payroll, staff and employee benefits obligations - Type of assets (Details) - Pension benefits	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset allocation
Equity securities	25.00%	24.00%	26.00%
Debt securities	46.00%	47.00%	43.00%
Monetary	1.00%	1.00%	3.00%
Annuity contracts	20.00%	20.00%	20.00%
Real estate	8.00%	8.00%	8.00%